Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Share capital at beginning of period	$ 969	$ 972	$ 991
Treasury shares at beginning of period	(100)	(76)	(101)
Total outstanding share capital at beginning of period	869	896	890
Share capital movement of period	(25)	(3)	(19)
Treasury shares movement of period	31	(24)	25
Total shares outstanding movement of period	6	(27)	6
Share capital at end of period	944	969	972
Treasury shares at end of period	(69)	(100)	(76)
Total outstanding share capital at end of period	$ 875	$ 869	$ 896